SCHEDULE OF NET LEASE COST AND OTHER SUPPLEMENTAL LEASE INFORMATION (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Leases
Operating lease cost (cost resulting from lease payments)	$ 79,186	$ 76,874	$ 153,748
Short term lease cost
Sublease income
Net lease cost	79,186	76,874	153,748
Operating lease – operating cash flows (fixed payments)	79,186	76,874	153,748
Operating lease – operating cash flows (liability reduction)	49,085	41,457	85,465
Non-current leases - right of use assets	415,827	531,872	473,849	$ 589,894
Current liabilities - operating lease liabilities	109,856	93,093	158,371	85,465
Non-current liabilities - operating lease liabilities	$ 362,949	$ 472,805	$ 363,519	$ 521,890